Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Williams Companies Inc
Entity Central Index Key	0000107263
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false